Stock Option Activity (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding as of January 1, 2016	762,890
Granted	186,425
Exercised	(62,430)	(49,887)	(128,457)
Forfeited	(53,172)
Converted to restricted shares	(11,495)
Outstanding as of December 31, 2016	822,218	762,890
Vested and expected to vest as of December 31, 2016	702,914
Exercisable as of December 31, 2016	167,812
Weighted-Average Exercise Price
Outstanding as of January 1, 2016	¥ 202.91
Granted	268.83
Exercised	90.69
Forfeited	263.00
Converted to restricted shares	392.06
Outstanding as of December 31, 2016	233.37	¥ 202.91
Vested and expected to vest as of December 31, 2016	233.37
Exercisable as of December 31, 2016	¥ 177.01
Weighted-Average Remaining Contractual Term
Outstanding	7 years 9 months 18 days	8 years 3 months 18 days
Vested and expected to vest as of December 31, 2016	7 years 9 months 18 days
Exercisable as of December 31, 2016	7 years 6 months
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2016	¥ 133,866,535
Outstanding as of December 31, 2016	76,643,947	¥ 133,866,535
Vested and expected to vest as of December 31, 2016	63,813,110
Exercisable as of December 31, 2016	¥ 20,634,707